Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Impairment loss	₩ 10,065